Risk Management Activities - Maturity of Non-Hedges (Details) - Electricity - Non-hedge - Commodity risk management	Dec. 31, 2024 CAD ($) $ / MWh
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 2,628
Average prices | $ / MWh	86.25
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0
Average prices | $ / MWh	0
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0
Average prices | $ / MWh	0
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0
Average prices | $ / MWh	0
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0
Average prices | $ / MWh	0
2030 and thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Notional amount | $	$ 0
Average prices | $ / MWh	0